Segment Reporting - Schedule of Segment Reporting Information, by Segment (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Segment Reporting Information [Line Items]
Total revenues	¥ 226,180	$ 33,334	¥ 297,447
Operating costs and expenses:
Selling expenses	(24,926)	(3,674)	(23,171)
General and administrative expenses	(69,745)	(10,279)	(139,507)
Impairment loss
Total operating costs and expenses	(193,268)	(28,484)	(305,245)
Operating profit (loss)	32,912	4,850	(7,798)
Other (loss) income, net:
Loss from fair value change	1,112	164	17,960
Investment loss	804	118	(5,025)
(Provision for) Reversal of credit losses	3,199	472	(487,583)
Gains from disposal of subsidiaries			6,313
Interest income	(805)	(119)	5,025
Financial cost	(2,956)	(436)	(2,209)
Others, net	(24,916)	(3,672)	(22,646)
Income tax expense	(8,200)	(1,209)	(8,400)
Net income	48,076	7,085	(470,115)
Net loss attributable to non-controlling interests	207	31	4,406
Net income (loss) attributable to AIFU Inc.	48,283	7,116	(465,709)
Business Segment [Member]
Segment Reporting Information [Line Items]
Total revenues | $		33,334
Operating costs and expenses:
Cost of revenues | $		(14,531)
Selling expenses | $		(3,674)
General and administrative expenses | $		(10,279)
Total operating costs and expenses | $		(28,484)
Operating profit (loss) | $		4,850
Other (loss) income, net:
Loss from fair value change | $		(164)
Investment loss | $		(118)
(Provision for) Reversal of credit losses | $		472
Interest income | $		18
Financial cost | $		(436)
Others, net | $		3,672
Income before income taxes | $		8,294
Income tax expense | $		(1,209)
Net income | $		7,085
Net loss attributable to non-controlling interests | $		31
Net income (loss) attributable to AIFU Inc. | $		$ 7,116
Agency [Member] | Business Segment [Member]
Segment Reporting Information [Line Items]
Total revenues	224,493		297,447
Operating costs and expenses:
Cost of revenues	(96,946)		(142,567)
Selling expenses	(24,926)		(33,228)
General and administrative expenses	(51,647)		(88,327)
Impairment loss
Total operating costs and expenses	(173,519)		(264,122)
Operating profit (loss)	50,974		33,325
Other (loss) income, net:
Loss from fair value change
Investment loss			10
(Provision for) Reversal of credit losses	(800)		(37)
Gains from disposal of subsidiaries
Interest income	114		16
Financial cost	(2,954)		(2,209)
Others, net	(17,115)		73
Income before income taxes	30,219		31,178
Income tax expense	(5,223)		(5,940)
Net income	24,996		25,238
Net loss attributable to non-controlling interests	207		4,406
Net income (loss) attributable to AIFU Inc.	25,203		29,644
H&W [Member] | Business Segment [Member]
Segment Reporting Information [Line Items]
Total revenues	1,687
Operating costs and expenses:
Cost of revenues	(1,651)
Selling expenses
General and administrative expenses	(11)
Total operating costs and expenses	(1,662)
Operating profit (loss)	25
Other (loss) income, net:
Loss from fair value change
Investment loss
(Provision for) Reversal of credit losses	(1)
Interest income
Financial cost
Others, net	0
Income before income taxes	24
Income tax expense
Net income	24
Net loss attributable to non-controlling interests
Net income (loss) attributable to AIFU Inc.	24
Others [Member]
Other (loss) income, net:
(Provision for) Reversal of credit losses			(487,546)
Others [Member] | Business Segment [Member]
Segment Reporting Information [Line Items]
Total revenues
Operating costs and expenses:
Cost of revenues
Selling expenses			10,057
General and administrative expenses	(18,087)		(51,180)
Impairment loss
Total operating costs and expenses	(18,087)		(41,123)
Operating profit (loss)	(18,087)		(41,123)
Other (loss) income, net:
Loss from fair value change	(1,112)		(17,960)
Investment loss	(804)		5,015
(Provision for) Reversal of credit losses	4,000
Gains from disposal of subsidiaries			6,313
Interest income	7		16,605
Financial cost	(2)
Others, net	42,031		22,573
Income before income taxes	26,033		(496,123)
Income tax expense	(2,977)		(2,460)
Net income	23,056		(498,583)
Net loss attributable to non-controlling interests
Net income (loss) attributable to AIFU Inc.	23,056		(498,583)
Consolidated [Member] | Business Segment [Member]
Segment Reporting Information [Line Items]
Total revenues	226,180		297,447
Operating costs and expenses:
Cost of revenues	(98,597)		(142,567)
Selling expenses	(24,926)		(23,171)
General and administrative expenses	(69,745)		(139,507)
Impairment loss
Total operating costs and expenses	(193,268)		(305,245)
Operating profit (loss)	32,912		(7,798)
Other (loss) income, net:
Loss from fair value change	(1,112)		(17,960)
Investment loss	(804)		5,025
(Provision for) Reversal of credit losses	3,199		(487,583)
Gains from disposal of subsidiaries			6,313
Interest income	121		16,621
Financial cost	(2,956)		(2,209)
Others, net	24,916		22,646
Income before income taxes	56,276		(464,945)
Income tax expense	(8,200)		(8,400)
Net income	48,076		(473,345)
Net loss attributable to non-controlling interests	207		4,406
Net income (loss) attributable to AIFU Inc.	¥ 48,283		¥ (468,939)